Segment Reporting (Tables)	24 Months Ended
Oct. 31, 2012
Schedule of Selected Financial Information, by Segment

(in millions)	Truck(A)	Engine	Parts(A)	Financial Services(B)	Corporate and Eliminations	Total
Year Ended October 31, 2012
External sales and revenues, net	$8,781	$1,755	$1,991	$168	$—	$12,695
Intersegment sales and revenues	35	1,639	128	91	(1,893)	—

Total sales and revenues, net	$8,816	$3,394	$2,119	$259	$(1,893)	$12,695

Income (loss) from continuing operations attributable to NIC, net of tax	$(249)	$(562)	$240	$91	$(2,459)	$(2,939)
Income tax expense	—	—	—	—	(1,780)	(1,780)

Segment profit (loss)	$(249)	$(562)	$240	$91	$(679)	$(1,159)

Depreciation and amortization(B)	$140	$118	$10	$33	$22	$323
Interest expense	—	—	—	88	171	259
Equity in income (loss) of non-consolidated affiliates	(28)	(7)	6	—	—	(29)
Capital expenditures(C)(D)	75	148	21	3	62	309
As of October 31, 2012
Segment assets(C)	$2,118	$1,777	$707	$2,563	$1,937	$9,102

Year Ended October 31, 2011
External sales and revenues, net	$9,373	$2,101	$1,967	$200	$—	$13,641
Intersegment sales and revenues	48	1,690	188	91	(2,017)	—

Total sales and revenues, net	$9,421	$3,791	$2,155	$291	$(2,017)	$13,641

Income from continuing operations attributable to NIC, net of tax	$451	$84	$287	$129	$846	$1,797
Income tax benefit	—	—	—	—	1,417	1,417

Segment profit (loss)	$451	$84	$287	$129	$(571)	$380

Depreciation and amortization(B)	$151	$120	$9	$28	$20	$328
Interest expense	—	—	—	109	138	247
Equity in income (loss) of non-consolidated affiliates	(73)	(4)	6	—	—	(71)
Capital expenditures(C)(D)	83	172	19	2	153	429
As of October 31, 2011
Segment assets(C)	$2,771	$1,849	$700	$3,580	$3,391	$12,291

Year Ended October 31, 2010
External sales and revenues, net	$7,927	$2,031	$1,690	$219	$—	$11,867
Intersegment sales and revenues	2	955	195	90	(1,242)	—

Total sales and revenues, net	$7,929	$2,986	$1,885	$309	$(1,242)	$11,867

Income from continuing operations attributable to NIC, net of tax	$472	$51	$266	$95	$(613)	$271
Income tax expense	—	—	—	—	(23)	(23)

Segment profit (loss)	$472	$51	$266	$95	$(590)	$294

Depreciation and amortization(B)	$160	$106	$7	$28	$15	$316
Interest expense	—	—	—	113	140	253
Equity in income (loss) of non-consolidated affiliates	(51)	(2)	3	—	—	(50)
Capital expenditures(C)(D)	82	116	8	2	26	234
As of October 31, 2010
Segment assets(C)	$2,457	$1,715	$811	$3,497	$1,250	$9,730

(A)	See Note 2, Restructurings and Impairments, for further discussion.
(B)	Total sales and revenues in the Financial Services segment include interest revenues of $254 million, $285 million, and $270 million for 2012, 2011, and 2010, respectively.
(C)	Includes amounts related to discontinued operations. For more information, see Note 22, Discontinued Operations.
(D)	Exclusive of purchases of equipment leased to others.

Information Concerning Principal Geographical Area

Information concerning principal geographic areas for the years ended October 31, 2012, 2011, and 2010 is as follows:

(in millions)	2012	2011	2010
Sales and revenues:
United States	$8,822	$9,329	$8,569
Canada	949	1,071	1,006
Mexico	728	1,002	490
Brazil	1,066	1,190	961
Other	1,130	1,049	841

(in millions)	2012	2011
Long-lived assets:(A)
United States	$1,519	$1,340
Canada	28	83
Mexico	94	152
Brazil	445	519
Other	25	29

(A)	Long-lived assets consist of Property and equipment, net, Goodwill, and Intangible assets, net.